Financial risk management - Credit facilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Risk management
Utilized	€ 3,887	€ 4,191
Revolving Credit Facility
Risk management
Nominal	1,412
Utilized	0	0
NIB R&D Loan Facility
Risk management
Nominal	100
Utilized	100	0
NIB R&D Total Loan Facility
Risk management
Nominal	250
Finnish Commercial Paper Programme
Risk management
Nominal	750
Utilized	0	0
Euro-Commercial Paper Programme
Risk management
Nominal	1,500
Utilized	0	0
Euro Medium Term Note Programme
Risk management
Nominal	5,000
Utilized	1,922	2,300
Credit facilities and funding program
Risk management
Utilized	€ 2,022	€ 2,300